Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of cash flow (unaudited) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Previously Reported [Member]
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of cash flow (unaudited) [Line Items]
Net (loss) income	$ (14,338,108)	$ (18,124,732)	$ (10,179,789)	$ (20,148,834)	$ (1,339,400)	$ 35,786,324	$ (28,304,521)	$ 34,446,924	$ (42,642,629)	$ 14,298,090	$ 4,864,002	$ (1,910,337)
Less: Net loss from discontinued operations
Net loss from continuing operations			(10,179,789)			35,786,324	(28,304,521)	34,446,924	(42,642,629)	14,298,090	(4,864,002)	(1,924,346)
Depreciation of property and equipment			3,799,629			3,650,374	9,121,749	5,999,031	18,433,925	9,795,703
Gain from disposal of property and equipment			(174,568)				(1,454,896)	(43,436)	(1,515,597)	3,746,247
Gain from sale of investment security			(1,039,999)				(1,039,999)		(1,039,999)
Share-based compensation expenses with employees			463,900				1,057,313	509,794	1,673,948	16,576,615
Liquidation damage expenses			619,355				619,355		619,355
Digital assets generated from mining									(24,543,543)
Realized gain on exchange of digital assets			(1,637,023)				(3,752,324)		(4,801,434)		(7,738,557)	(805,557)
Impairment of digital assets			10,045,603				23,684,989	9,045,007	26,050,121	9,045,007
Deferred tax expenses			(1,254,235)			30,223	(404,291)	47,684	(404,294)	703,924
Gain from divestiture of a subsidiary			(52,383)				(52,383)		(52,383)
Stable coins
Digital assets			(8,573,730)			(53,646,868)	(15,388,743)	(78,531,704)	19,252,500	(89,079,726)
Other current assets			(223,745)			(1,336,681)	(740,858)	(1,750,324)	1,719,544	(117,048)
Other noncurrent assets			(590,652)				601,710		(2,458,440)	(6,844,416)
Accounts payable			1,420,280			12,757,378	697,185	22,985,200	947,055	25,680,947
Income tax payable			(211,471)			251,919	(731,092)	211,365	(645,828)	493,703
Long-term income tax payable			69,182				138,364		207,546
Other payables and accrued liabilities			856,218			(30,648)	682,095	1,325,382	2,184,774	3,062,969
Net Cash Used in Operating Activities			(6,663,428)			(2,537,979)	(15,266,347)	(4,821,979)	(7,047,513)	(11,191,887)	(23,258,682)	(3,419,096)
Cash Flows from Investing Activities:
Proceeds from sales of property and equipment							958,060		1,081,075
Purchases of digital assets							(1,998,002)		(1,998,002)
Proceeds from disposal of long-term investment							850,000		1,706,665
Investment in an equity security									(2,000,000)
Purchases of property and equipment						(686,538)	(19,310,398)	(686,538)	(19,285,625)	(795,000)
Deposits for property and equipment			(11,052,500)
Proceeds from sales of cryptocurrencies			7,003,000			1,766,950	19,252,500	3,539,450		3,539,450
Loss of cash in connection with divestiture of a subsidiary			(59,695)				(59,695)		(59,695)
Net Cash Used in Investing Activities			(4,109,195)			1,080,412	(307,535)	2,852,912	(20,555,582)	2,744,450	(40,934,430)	(2,046,759)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares under private placements, net of issuance costs							21,010,000		21,010,000
Proceeds from issuance of ordinary shares under direct offering								28,550,000		33,235,400
Repayment of borrowings to related parties								(12,000)		(12,000)
Payment of liquidated damages related to private placement transactions			(2,219,355)				(2,219,355)		(2,219,355)
Proceeds from issuance of convertible notes, net of issuance costs						1,280,000		1,280,000		1,280,000
Net Cash Provided by Financing Activities			(2,219,355)			1,280,000	18,790,645	29,818,000	18,790,645	34,503,400

Net increase (decrease) in cash, cash equivalents and restricted cash			(12,991,978)			(177,567)	3,216,763	27,848,933	(8,812,450)	26,055,963
Cash, cash equivalents and restricted cash at beginning of period	45,615,291	29,406,550	42,398,528	28,254,066	227,566	405,133	42,398,528	405,133	42,398,528	405,133	405,133
Cash, cash equivalents and restricted cash at end of period	33,586,078	45,615,291	29,406,550	26,461,096	28,254,066	227,566	45,615,291	28,254,066	33,586,078	26,461,096	42,398,528	405,133
Cash Flows from Operating Activities:
Share based compensation expenses in connection with issuance of ordinary shares								933,098		1,446,098
Changes in fair value of investment security									(32,134)
Revision of Prior Period, Adjustment [Member]
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of cash flow (unaudited) [Line Items]
Net (loss) income	(174,074)	361,315	5,847,162	(359,478)	(521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)	(5,873,954)	(368,967)
Less: Net loss from discontinued operations
Net loss from continuing operations			5,847,162			(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)	5,873,954	368,967
Depreciation of property and equipment
Gain from disposal of property and equipment
Gain from sale of investment security
Share-based compensation expenses with employees
Liquidation damage expenses
Digital assets generated from mining			(8,573,747)			(43,953,050)	(15,388,747)	(72,295,744)		(82,691,638)	96,078,570	21,065,113
Realized gain on exchange of digital assets			(427,257)			(13,294,684)	(513,592)	(18,440,274)	(692,550)	(19,856,890)	(13,074,610)	(628,987)
Impairment of digital assets			(5,419,905)			5,129,213	(5,694,885)	14,300,516	(5,341,853)	15,946,675
Deferred tax expenses
Gain from divestiture of a subsidiary
Stable coins			199,800				3,501,802		3,496,298	(200,000)
Digital assets			15,376,930			55,413,818	29,141,443	82,071,154	(5,494,300)	92,619,176
Other current assets
Other noncurrent assets
Accounts payable
Income tax payable
Long-term income tax payable
Other payables and accrued liabilities			17			762,679		716,692		894,499
Net Cash Used in Operating Activities			7,003,000			1,766,950	17,254,498	3,539,450	(1,998,002)	3,539,450	5,906,790	2,447,406
Cash Flows from Investing Activities:
Proceeds from sales of property and equipment
Purchases of digital assets							1,998,002		1,998,002
Proceeds from disposal of long-term investment
Investment in an equity security
Purchases of property and equipment
Deposits for property and equipment
Proceeds from sales of cryptocurrencies			(7,003,000)			(1,766,950)	(19,252,500)	(3,539,450)		(3,539,450)
Loss of cash in connection with divestiture of a subsidiary
Net Cash Used in Investing Activities			(7,003,000)			(1,766,950)	(17,254,498)	(3,539,450)	1,998,002	(3,539,450)	(5,906,790)	(2,447,406)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares under private placements, net of issuance costs
Proceeds from issuance of ordinary shares under direct offering
Repayment of borrowings to related parties
Payment of liquidated damages related to private placement transactions
Proceeds from issuance of convertible notes, net of issuance costs
Net Cash Provided by Financing Activities

Net increase (decrease) in cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period
Cash, cash equivalents and restricted cash at end of period
Cash Flows from Operating Activities:
Share based compensation expenses in connection with issuance of ordinary shares
Changes in fair value of investment security
As restated [Member]
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of cash flow (unaudited) [Line Items]
Net (loss) income	(14,512,182)	(17,763,417)	(4,332,627)	(20,508,312)	(1,861,268)	33,495,298	(22,096,044)	31,634,030	(36,608,226)	11,125,718	(1,009,952)	(2,279,304)
Less: Net loss from discontinued operations
Net loss from continuing operations			(4,332,627)			33,495,298	(22,096,044)	31,634,030	(36,608,226)	11,125,718	1,009,952	(1,555,379)
Depreciation of property and equipment			3,799,629			3,650,374	9,121,749	5,999,031	18,433,925	9,795,703
Gain from disposal of property and equipment			(174,568)				(1,454,896)	(43,436)	(1,515,597)	3,746,247
Gain from sale of investment security			(1,039,999)				(1,039,999)		(1,039,999)
Share-based compensation expenses with employees			463,900				1,057,313	509,794	1,673,948	16,576,615
Liquidation damage expenses			619,355				619,355		619,355
Digital assets generated from mining			(8,573,747)			(43,953,050)	(15,388,747)	(72,295,744)	(24,543,543)	(82,691,638)	96,078,570	21,065,113
Realized gain on exchange of digital assets			(2,064,280)			(13,294,684)	(4,265,916)	(18,440,274)	(5,493,984)	(19,856,890)	(20,813,167)	(1,434,544)
Impairment of digital assets			4,625,698			5,129,213	17,990,104	23,345,523	20,708,268	24,991,682
Deferred tax expenses			(1,254,235)			30,223	(404,291)	47,684	(404,294)	703,924
Gain from divestiture of a subsidiary			(52,383)				(52,383)		(52,383)
Stable coins			199,800				3,501,802		3,496,298	(200,000)
Digital assets			6,803,200			1,766,950	13,752,700	3,539,450	13,758,200	3,539,450
Other current assets			(223,745)			(1,336,681)	(740,858)	(1,750,324)	1,719,544	(117,048)
Other noncurrent assets			(590,652)				601,710		(2,458,440)	(6,844,416)
Accounts payable			1,420,280			12,757,378	697,185	22,985,200	947,055	25,680,947
Income tax payable			(211,471)			251,919	(731,092)	211,365	(645,828)	493,703
Long-term income tax payable			69,182				138,364		207,546
Other payables and accrued liabilities			856,235			732,031	682,095	2,042,074	2,184,774	3,957,468
Net Cash Used in Operating Activities			339,572			(771,029)	1,988,151	(1,282,529)	(9,045,515)	(7,652,437)	(17,351,892)	(971,690)
Cash Flows from Investing Activities:
Proceeds from sales of property and equipment							958,060		1,081,075
Purchases of digital assets
Proceeds from disposal of long-term investment							850,000		1,706,665
Investment in an equity security									(2,000,000)
Purchases of property and equipment						(686,538)	(19,310,398)	(686,538)	(19,285,625)	(795,000)
Deposits for property and equipment			(11,052,500)
Proceeds from sales of cryptocurrencies
Loss of cash in connection with divestiture of a subsidiary			(59,695)				(59,695)		(59,695)
Net Cash Used in Investing Activities			(11,112,195)			(686,538)	(17,562,033)	(686,538)	(18,557,580)	(795,000)	(46,841,220)	(4,494,165)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares under private placements, net of issuance costs							21,010,000		21,010,000
Proceeds from issuance of ordinary shares under direct offering								28,550,000		33,235,400
Repayment of borrowings to related parties								(12,000)		(12,000)
Payment of liquidated damages related to private placement transactions			(2,219,355)				(2,219,355)		(2,219,355)
Proceeds from issuance of convertible notes, net of issuance costs						1,280,000		1,280,000		1,280,000
Net Cash Provided by Financing Activities			(2,219,355)			1,280,000	18,790,645	29,818,000	18,790,645	34,503,400

Net increase (decrease) in cash, cash equivalents and restricted cash			(12,991,978)			(177,567)	3,216,763	27,848,933	(8,812,450)	26,055,963
Cash, cash equivalents and restricted cash at beginning of period	45,615,291	29,406,550	42,398,528	28,254,066	227,566	405,133	42,398,528	405,133	42,398,528	405,133	405,133
Cash, cash equivalents and restricted cash at end of period	$ 33,586,078	$ 45,615,291	$ 29,406,550	$ 26,461,096	$ 28,254,066	$ 227,566	45,615,291	28,254,066	33,586,078	26,461,096	$ 42,398,528	$ 405,133
Cash Flows from Operating Activities:
Share based compensation expenses in connection with issuance of ordinary shares								933,098		1,446,098
Changes in fair value of investment security									$ (32,134)